Supplement dated April 14, 2023

To the Prospectus Dated

May 1, 2009	WRL FreedomSM Multiple

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA V

Effective on March 17, 2023, ProFunds changed the name and investment objective for the Portfolios indicated below.

Old Name	New Name	Old Objective	New Objective

ProFund VP Basic Materials	ProFund VP Materials	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials SM Index (the “Index”).	Seeks investment results, before fees and expenses, that track the performance of the S&P Materials Select Sector Index (the “Index”).

ProFund VP Consumer Services	ProFund VP Consumer Discretionary	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services SM Index (the “Index”).	Seeks investment results, before fees and expenses, that track the performance of the S&P Consumer Discretionary Select Sector Index (the “Index”).

ProFund VP Oil & Gas	ProFund VP Energy	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil and Gas SM Index (the “Index”).	Seeks investment results, before fees and expenses, that track the performance of the S&P Energy Select Sector Index (the “Index”).

ProFund VP Telecommunications	ProFund VP Communication Services	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Telecommunications SM Index (the “Index”).	Seeks investment results, before fees and expenses, that track the performance of the S&P Communication Services Select Sector Index (the “Index”).

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the applicable Prospectus.

Please read this Supplement carefully and retain it for future reference.